Subordinated Liabilities - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Subordinated liabilities [abstract]
Loss on repurchase of subordinated liabilities	£ 3	£ (1)